Note 29 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Revenue		Non-current assets
	Year ended December 31,		As at December 31,
	2021	2020	2021	2020
Kyrgyz Republic	$—	$—	$—	$611,050
Turkey	199,440	186,512	200,048	221,715
United States	194,765	140,756	71,634	81,681
Canada	505,936	393,994	1,125,604	840,914
Other	—	—	8,189	7,808
Total	$900,141	$721,262	$1,405,475	$1,763,168

Disclosure of operating segments [text block]
	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$199,440	$505,936	$194,765	$900,141	$—	$900,141
Cost of sales
Production costs	51,137	256,810	179,729	487,676		487,676
Depreciation, depletion and amortization	30,235	83,910	6,360	120,505		120,505
Earnings from mine operations	$118,068	$165,216	$8,676	$291,960	$—	$291,960
Exploration and development costs	1,486	5,590	—	7,076	19,006	26,082
Corporate administration	—	—	—	—	27,134	27,134
Care and maintenance	—	—	14,592	14,592	14,131	28,723
Impairment reversal	—	(160,000)		(160,000)	—	(160,000)
Reclamation expense	—	135	23,212	23,347	—	23,347
Other operating expenses	195	10,316	2,248	12,759	—	12,759
Earnings (loss) from operations	$116,387	$309,175	$(31,376)	$394,186		$333,915
Gain on sale of Greenstone Partnership					(97,274)	(97,274)
Other non-operating expenses					23,493	23,493
Finance costs					4,762	4,762
Earnings before income tax						$402,934
Income tax recovery					(44,015)	(44,015)
Net earnings from continuing operation						446,949
Net loss from discontinued operations						(828,717)
Net loss						$(381,768)
Additions to property, plant and equipment(1)	$24,898	$83,704	$2,506	$111,108	$7,828	$118,936
	Öksüt	Mount Milligan	Molybdenum	Total Segments	Corporate and other	Total
Revenue	$186,512	$393,994	$140,756	$721,262	$—	$721,262
Cost of sales
Production costs	35,232	219,840	154,895	409,967	—	409,967
Depreciation, depletion and amortization	15,971	73,073	6,766	95,810	—	95,810
Earnings (loss) from mine operations	$135,309	$101,081	$(20,905)	$215,485	$—	$215,485
Exploration and development costs	1,676	7,498	11	9,185	22,352	31,537
Corporate administration	—	—	—	—	45,674	45,674
Care and maintenance	—	—	12,924	12,924	16,193	29,117
Reclamation expenses	—	—	53,381	53,381	—	53,381
Other operating expenses	75	9,701	2,086	11,862	—	11,862
Earnings (loss) from operations	$133,558	$83,882	$(89,307)	$128,133		$43,914
Other non-operating expenses					6,247	6,247
Finance costs					13,818	13,818
Loss before income tax						$23,849
Income tax expense					7,709	7,709
Net earnings from continuing operations						16,140
Net earnings from discontinued operations						392,398
Net earnings						$408,538
Additions to property, plant and equipment(1)	$69,301	$38,100	$6,498	$113,899	$26,829	$140,728